THE ADVISORS' INNER CIRCLE FUND

                                FMC SELECT FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED NOVEMBER 1, 2016
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2016
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective October 31, 2016, Michael Kelter has ceased serving as a Co-Portfolio Manager of the Fund. Accordingly, all references to Michael Kelter in the Prospectus are hereby deleted.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





                                                                 FMC-SK-014-0100

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                        THE ADVISORS' INNER CIRCLE FUND

                                FMC SELECT FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED NOVEMBER 1, 2016
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective October 31, 2016, Michael Kelter has ceased serving as a Co-Portfolio Manager of the Fund. Accordingly, all references to Michael Kelter in the SAI are hereby deleted.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





                                                                 FMC-SK-015-0100